Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Summary of revenues statements of comprehensive income
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six-month period ended June 30, 2025	Six-month period ended June 30, 2026
Time charter revenues	4,462,503	8,181,935
Voyage charter revenues	14,087,390	25,186,729
Other income	858,112	2,251,739

Total	19,408,005	35,620,403